UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2009

                                                    INVESTMENT ADVISER:

                                                    GRT CAPITAL PARTNERS, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   12
Disclosure of Fund Expenses ...............................................   19

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND

SHAREHOLDERS' LETTER

January 31, 2009

Dear Shareholders:

This report covers the six-month period from August 1, 2008 through January 31, 2009. During the last six months the Fund's value fell 37.76% compared to a decline of 37.38% for the Russell 2000 Index.

Benjamin Franklin once said that "necessity never got a bargain." These words rang true throughout the last six months as investors scrambled to unwind and deleverage their portfolios. The need for liquidity combined with rampant fear to fuel the "necessity." The result was large and indiscriminate selling with no bargains to be found in those panic sales.

Investment banks, which were previously leveraged over 30x capital were forced to reduce leverage to 11x capital as they negotiated with the government for their survival. Hedge funds saw record redemptions in both the 3rd and 4th quarters making active equity management even more difficult. Investors found few places to hide other than United States treasuries which at one point offered negative yields -- the price to be paid for those who worried about return of capital versus return on capital. The bottom-line is that we have just come through an unprecedented period of market activity which will be dissected and studied for the next decade.

The panic selling over the last six months created an opportunity for our fund to purchase assets at very attractive levels. We believe that we successfully upgraded the quality of the portfolio, and that we could see the benefits of those trades in 2009 and beyond.

Our one month performance for January 2009 was -3.24% versus -11.12% for the Russell 2000. We realize that one month is not a trend and we know that past performance is no guarantee of future performance. We point this out only because much of the panic and deleveraging we struggled with in 2008 appeared to subside in January. The result, at least for one month, was a resumption of more normal trading activity -- where fundamentals started to matter again. A continuation of this environment would be a positive for the portfolio we have constructed.

John Hussman, a well-known mutual fund manager, wrote late last year that "gains in an overvalued market are generally not retained over the full market cycle. Likewise, weakness in an undervalued market tends to be temporary and impermanent." We tend to agree with this assessment, and hope to see more improvement in coming months.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND

We appreciate your support for the Fund, and would like to assure you that we are working hard every day to be good stewards of capital for your investment.

GRT Value Fund

Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL 2000 INDEX is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Cash Equivalent          21.2%
Industrials              20.2%
Health Care              14.9%
Information Technology   10.8%
Financials                8.3%
Materials                 6.7%
Consumer Staples          5.0%
Energy                    4.7%
Exchange Traded Funds     3.6%
Consumer Discretionary    3.3%
Utilities                 1.3%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 76.2%

                                                             SHARES      VALUE
                                                            -------   ----------
CONSUMER DISCRETIONARY -- 3.3%
      Amerigon* .........................................       320   $    1,098
      Arbitron ..........................................       230        3,455
      Blockbuster, Cl A* ................................     1,215        1,555
      Foot Locker .......................................       308        2,267
      Footstar ..........................................     5,458       12,553
      Group 1 Automotive ................................       265        2,642
      Kenneth Cole Productions, Cl A ....................       217        1,387
      Learning Tree International* ......................       253        2,221
      McGraw-Hill .......................................       454        9,983
      Papa John's International* ........................       125        2,376
                                                                      ----------
                                                                          39,537
                                                                      ----------
CONSUMER STAPLES -- 5.1%
      Alliance One International* .......................     1,003        2,407
      CVS/Caremark ......................................     1,338       35,966
      NBTY* .............................................       122        2,302
      Wal-Mart Stores ...................................       428       20,167
                                                                      ----------
                                                                          60,842
                                                                      ----------
ENERGY -- 4.8%
      Cal Dive International* ...........................       456        2,891
      CARBO Ceramics ....................................        72        2,588
      Clayton Williams Energy* ..........................       173        6,885
      ConocoPhillips ....................................        77        3,660
      Core Laboratories .................................        58        3,897
      Dril-Quip* ........................................       160        3,920
      ENSCO International ...............................       283        7,743

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
ENERGY -- CONTINUED
      Massey Energy .....................................       680   $   10,322
      StealthGas ........................................       210        1,027
      Tetra Technologies* ...............................       924        4,796
      Transocean* .......................................        50        2,731
      Walter Industries .................................       340        6,270
                                                                      ----------
                                                                          56,730
                                                                      ----------
FINANCIALS -- 8.4%
      American Express ..................................       923       15,442
      Berkshire Hathaway, Cl B* .........................        15       44,835
      BlackRock, Cl A ...................................        13        1,414
      CB Richard Ellis Group, Cl A* .....................       853        3,071
      Ezcorp, Cl A* .....................................       574        7,789
      First Bancorp .....................................     2,248       15,983
      Hudson City Bancorp ...............................       213        2,471
      Moody's ...........................................       138        2,956
      New York Community Bancorp ........................       316        4,187
      Raymond James Financial ...........................        97        1,796
                                                                      ----------
                                                                          99,944
                                                                      ----------
HEALTH CARE -- 15.1%
      Adolor* ...........................................     2,195        4,390
      Arthrocare* .......................................       267        1,848
      Charles River Laboratories International* .........        90        2,197
      DaVita* ...........................................       120        5,640
      Elan* .............................................     1,539       11,127
      EPIX Pharmaceuticals* .............................     2,616        1,857
      Harvard Bioscience* ...............................     1,350        3,470
      Johnson & Johnson .................................       360       20,768
      Merit Medical Systems* ............................       648        9,973
      Millipore* ........................................        67        3,696
      Natus Medical* ....................................     1,029        7,965
      Palomar Medical Technologies* .....................     3,810       33,719
      PSS World Medical* ................................     1,203       19,104
      Santarus* .........................................     4,245        7,174
      Schering-Plough ...................................       152        2,669
      Thermo Fisher Scientific* .........................        80        2,874
      Trinity Biotech* ..................................     8,778       15,800
      UnitedHealth Group ................................       549       15,553

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
HEALTH CARE -- CONTINUED
      Vanda Pharmaceuticals* ............................       570   $      416
      VCA Antech* .......................................       160        3,011
      WellPoint* ........................................       165        6,839
                                                                      ----------
                                                                         180,090
                                                                      ----------
INDUSTRIALS -- 20.5%
      AerCap Holdings* ..................................     1,639        7,998
      Allied Defense Group* .............................     1,390        9,577
      ATS Automation Tooling Systems* ...................     1,360        4,958
      Belden ............................................       315        4,114
      Blount International* .............................       780        6,536
      Bucyrus International, Cl A .......................       300        4,650
      Corporate Executive Board .........................       340        6,868
      Dycom Industries* .................................       460        3,133
      Esterline Technologies* ...........................       756       27,284
      Goodrich ..........................................       500       19,330
      GrafTech International* ...........................     1,876       15,027
      IDEX ..............................................        98        2,216
      Interface, Cl A ...................................     3,720       15,178
      Kansas City Southern* .............................       348        6,320
      KHD Humboldt Wedag International* .................       610        6,057
      LECG* .............................................       379        1,239
      Manitowoc .........................................       560        3,080
      Mine Safety Appliances ............................       570       11,183
      Quanex Building Products ..........................     1,275       10,825
      Rockwell Collins ..................................       890       33,535
      Spirit Aerosystems Holdings, Cl A* ................     1,805       24,548
      Watts Water Technologies, Cl A ....................       925       20,609
                                                                      ----------
                                                                         244,265
                                                                      ----------
INFORMATION TECHNOLOGY -- 10.9%
      Advanced Analogic Technologies* ...................     3,022        9,096
      ATMI* .............................................       320        4,323
      Brooks Automation* ................................     1,697        7,755
      eBay* .............................................       320        3,846
      EDGAR Online* .....................................     2,294        2,386
      Fidelity National Information Services ............     1,395       22,195
      Global Cash Access Holdings* ......................       492        1,333
      Intevac* ..........................................     2,354       10,311

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES     VALUE
                                                            -------   ----------
INFORMATION TECHNOLOGY -- CONTINUED
      Kopin* ............................................     1,100   $    1,738
      Logitech International* ...........................       310        2,973
      Maxim Integrated Products .........................       675        8,930
      Measurement Specialties* ..........................        40          203
      MEMC Electronic Materials* ........................       558        7,589
      PC Mall* ..........................................       214          850
      Polycom* ..........................................       455        6,393
      SAIC* .............................................       238        4,698
      Seagate Technology ................................       800        3,032
      Silicon Storage Technology* .......................     1,239        2,540
      Ultra Clean Holdings* .............................    10,303       11,539
      Varian Semiconductor Equipment Associates* ........       190        3,618
      Virage Logic* .....................................     4,717       14,528
                                                                      ----------
                                                                         129,876
                                                                      ----------
MATERIALS -- 6.8%
      Agnico-Eagle Mines ................................        41        2,175
      Agrium ............................................       180        6,025
      Barrick Gold ......................................       121        4,536
      Brush Engineered Materials* .......................       220        2,763
      Flotek Industries* ................................     1,010        2,919
      Haynes International* .............................        60        1,096
      Huntsman ..........................................     2,010        5,346
      Kinross Gold ......................................       241        4,261
      Lundin Mining* ....................................    11,799        9,793
      Methanex ..........................................       810        6,294
      Nyrstar (B) .......................................       150          459
      Reliance Steel & Aluminum .........................     1,120       24,786
      Schnitzer Steel Industries, Cl A ..................       150        5,890
      Yamana Gold .......................................       548        4,417
                                                                      ----------
                                                                          80,760
                                                                      ----------
UTILITIES -- 1.3%
      Constellation Energy Group ........................       210        5,523
      Mirant* ...........................................       586       10,062
                                                                      ----------
                                                                          15,585
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $1,451,832) .................................                907,629
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

EXCHANGE TRADED FUNDS -- 3.7%

                                                             SHARES      VALUE
                                                            -------   ----------
      Eaton Vance Senior Floating-Rate Trust ............     1,040   $    9,256
      iShares Russell 2000 Index Fund ...................       780       34,694
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $47,842) ....................................                 43,950
                                                                      ----------

SHORT-TERM INVESTMENT -- 21.5%
CASH EQUIVALENT (A) -- 21.5%
   Fidelity Institutional Money Market Funds --
      Money Market Portfolio, Cl I, 1.500%
      (Cost $255,752) ...................................   255,752      255,752
                                                                      ----------
   TOTAL INVESTMENTS -- 101.4%
      (Cost $1,755,426) .................................             $1,207,331
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,190,732.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(B)  THIS INVESTMENT IS DOMICILED IN BELGIUM AND TRADES IN EURO.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              GRT VALUE FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $1,755.426) .........................   $1,207,331
   Receivable from Investment Adviser .............................       25,878
   Deferred Offering Costs ........................................       14,882
   Receivable from Investment Securities Sold .....................       12,048
   Prepaid Expenses ...............................................        3,817
   Dividends Receivable ...........................................          672
   Reclaims Receivable ............................................           15
                                                                      ----------
      TOTAL ASSETS ................................................    1,264,643
                                                                      ----------
LIABILITIES:
   Payable due to Administrator ...................................        6,776
   Chief Compliance Officer Fees Payable ..........................        2,539
   Payable due to Trustees ........................................          884
   Payable due to Distributor .....................................          239
   Other Accrued Expenses .........................................       63,473
                                                                      ----------
      TOTAL LIABILITIES ...........................................       73,911
                                                                      ----------
NET ASSETS ........................................................   $1,190,732
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in Capital ................................................   $1,973,566
   Undistributed Net Investment Income ............................        4,653
   Accumulated Net Realized Loss on Investments ...................     (239,391)
   Net Unrealized Depreciation on Investments .....................     (548,095)
   Net Unrealized Depreciation on Foreign Currency Transactions ...           (1)
                                                                      ----------
   NET ASSETS .....................................................   $1,190,732
                                                                      ==========
   Net Asset Value, Offering Price Per Share --
      (unlimited authorization -- no par value)
      Advisor Class Shares ($1,190,732 / 199,265) .................        $5.98
                                                                           =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          GRT VALUE FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income ...................................................   $   15,814
Less: Foreign Taxes Withheld ......................................          (62)
                                                                      ----------
      TOTAL INVESTMENT INCOME .....................................       15,752
                                                                      ----------
EXPENSES
Administration Fees ...............................................       40,219
Investment Advisory Fees ..........................................        6,809
Chief Compliance Officer Fees .....................................        4,216
Trustees' Fees ....................................................        3,152
Distribution Fees .................................................        1,792
Offering Costs (See Note 2) .......................................       30,418
Transfer Agent Fees ...............................................       26,467
Printing Fees .....................................................       19,590
Legal Fees ........................................................       17,226
Audit Fees ........................................................       10,517
Registration Fees .................................................        1,563
Custodian Fees ....................................................          502
Insurance and Other Expenses ......................................        2,286
                                                                      ----------
      TOTAL EXPENSES ..............................................      164,757
Less: Waiver of Investment Advisory Fees ..........................       (6,809)
      Reimbursement from Investment Adviser .......................     (148,615)
      Fees Paid Indirectly -- (Note 4) ............................          (18)
                                                                      ----------
      NET EXPENSES ................................................        9,315
                                                                      ----------
NET INVESTMENT INCOME .............................................        6,437
                                                                      ----------
NET REALIZED LOSS ON INVESTMENTS ..................................     (232,481)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS .................................................     (470,408)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCY TRANSACTIONS ...............................           (1)
                                                                      ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................     (702,890)
                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $ (696,453)
                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED          PERIOD
                                                              JANUARY 31,        ENDED
                                                                  2009         JULY 31,
                                                              (UNAUDITED)        2008*
                                                              -----------     ----------
OPERATIONS:
   Net Investment Income ..................................    $    6,437     $    1,721
   Net Realized Loss on Investments and Foreign
      Currency Transactions ...............................      (232,481)        (6,433)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Foreign Currency Transactions ....      (470,409)       (77,687)
                                                               ----------     ----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...      (696,453)       (82,399)
                                                               ----------     ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ..................................        (1,572)        (2,410)
                                                               ----------     ----------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................       155,800      1,814,242
   Reinvestment of Distributions ..........................         1,418          2,148
   Redeemed ...............................................            --            (42)
                                                               ----------     ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...........       157,218      1,816,348
                                                               ----------     ----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (540,807)     1,731,539
                                                               ----------     ----------
NET ASSETS:
   Beginning of Period ....................................     1,731,539             --
                                                               ----------     ----------
   End of Period (including undistributed net investment
      income of $4,653 and distributions in excess of
      net investment income of $(212), respectively) ......    $1,190,732     $1,731,539
                                                               ==========     ==========
SHARE TRANSACTIONS:
   Issued .................................................        18,986        179,824
   Reinvestment of Distributions ..........................           236            223
   Redeemed ...............................................            --             (4)
                                                               ----------     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ..................................        19,222        180,043
                                                               ==========     ==========

   * COMMENCED OPERATIONS ON MAY 1, 2008.

AMOUNTS DESIGNATED AS "--" ARE ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               SIX MONTHS
                                                                 ENDED        PERIOD
                                                              JANUARY 31,      ENDED
                                                                  2009       JULY 31,
                                                              (UNAUDITED)      2008*
                                                              -----------   ----------
Net Asset Value,
   Beginning of Period ....................................      $ 9.62      $10.00
                                                                 ------      ------
Income from Operations:
   Net Investment Income(1) ...............................        0.03        0.01
   Net Realized and Unrealized Loss on Investments
      and Foreign Currency Transactions ...................       (3.66)      (0.38)
                                                                 ------      ------
Total from Operations .....................................       (3.63)      (0.37)
                                                                 ------      ------
Dividends and Distributions from:
   Net Investment Income ..................................       (0.01)      (0.01)
                                                                 ------      ------
   Net Asset Value, End of Period .........................      $ 5.98      $ 9.62
                                                                 ======      ======
TOTAL RETURN+ .............................................      (37.76)%     (3.67)%
                                                                 ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) .....................................      $1,191      $1,732
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements) .................        1.30%**     1.30%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) .................       22.93%**    28.03%**
Ratio of Net Investment Income
   to Average Net Assets ..................................        0.90%**     0.46%**
Portfolio Turnover Rate ...................................          40%++        4%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  *  COMMENCED OPERATIONS ON MAY 1, 2008.

 **  ANNUALIZED

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the GRT Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                       LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                     ----------   -------   -------   ----------
Investments in Securities            $1,207,331     $--       $--     $1,207,331

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on May 1, 2008, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception. As of July 31, 2008, the deferred offering costs had not been fully paid by the Fund. During the six months ended January 31, 2009, the Fund paid all remaining offering costs. As of January 31, 2009, $14,822 of Offering Costs remain to be amortized.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. There were no fees retained by the Fund during the six months ended January 31, 2009.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $250 million of the Fund's average daily net assets;

     0.10% on the next $250 million of the Fund's average daily net assets; and

     0.08% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the "Plan") that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2009, the Fund earned $18 of cash management credits. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. Bank, acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% to recapture any of its prior waivers or reimbursements. At January 31, 2009, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $255,405.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $749,396 and $490,555, respectively, for the six months ended January 31, 2009. There were no purchases or sales of long-term U.S. Government securities.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal period ended July 31, 2008 was as follows:

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   ------
2008    $2,410        $--        $2,410

As of July 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    217
Post-October Currency Losses          (4)
Unrealized Depreciation          (85,022)
                                --------
Total Accumulated Losses        $(84,809)
                                ========

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2009 were as follows:

             AGGREGATE GROSS   AGGREGATE GROSS
  FEDERAL       UNREALIZED        UNREALIZED     NET UNREALIZED
 TAX COST      APPRECIATION      DEPRECIATION     DEPRECIATION
----------   ---------------   ---------------   --------------
$1,755,426        $7,757          $(555,852)       $(548,095)

8.   OTHER:

At January 31, 2009, 90% of total shares outstanding were held by four record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          08/01/08    01/31/09     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $  622.40      1.30%       $5.32
HYPOTHETICAL 5% RETURN    1,000.00    1,018.65      1.30         6.61

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                 GRT VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                          GRT Capital Partners, L.L.C.
                                 50 Milk Street
                                   21st Floor
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                      /s/ Michael Lawson
                                              ------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and CFO

Date April 1, 2009